Offerings - Offering: 1	Aug. 09, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	6,046,964
Proposed Maximum Offering Price per Unit	5.07
Maximum Aggregate Offering Price	$ 30,658,107.48
Fee Rate	0.01476%
Amount of Registration Fee	$ 4,525.14
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. "Amount Registered" represents (i) 2,129,125 shares of the Registrant's common stock issuable pursuant to outstanding restricted stock units of Hearsay Social, Inc. granted under the Hearsay Social, Inc. 2019 Equity Incentive Plan (the "Hearsay Plan") and assumed by the Registrant and (ii) 3,917,839 shares of the Registrant's common stock available for issuance pursuant to future equity awards that may be granted under the Hearsay Plan. "Proposed Maximum Offering Price Per Unit" was estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $5.07 per share, which represents the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on August 8, 2024.